Derivative Financial Instruments - Cashflow hedges (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Hedged item, assets	R$ 22,993,091	R$ 28,627,035	R$ 450,853
Hedged item, liabilities	22,975,081	20,518,415	20,548,013
Gains (losses) on hedges of net investments in foreign operations, net of tax	(482,011)	1,857,291	(779,080)
Notional amount	46,671,688	96,419,266	20,967,990
Gain (losses) in the amounts used to calculate hedge ineffectiveness	519,944	(1,874,054)	799,112
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	37,933	(16,763)	20,032
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Hedged item, assets	684,297	675,168	450,853
Hedged item, liabilities	0	0	0
Gains (losses) on hedges of net investments in foreign operations, net of tax	(70,908)	136,598	(34,603)
Notional amount	677,325	708,102	446,442
Gain (losses) in the amounts used to calculate hedge ineffectiveness	77,912	(138,777)	41,235
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	7,004	(2,179)	6,632
Hedges of net investment in foreign operations [member] | Currency risk [member] | Hedge of net investment in foreign operations [Member]
Disclosure of detailed information about financial instruments [line items]
Hedged item, assets	684,297	675,168	450,853
Hedged item, liabilities		0	0
Gains (losses) on hedges of net investments in foreign operations, net of tax	(70,908)	136,598	(34,603)
Notional amount	677,325	708,102	446,442
Gain (losses) in the amounts used to calculate hedge ineffectiveness	77,912	(138,777)	41,235
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	7,004	(2,179)	6,632
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedged item, assets	22,308,794	27,951,867	0
Hedged item, liabilities	22,789,158	20,284,105	20,133,698
Gains (losses) on hedges of net investments in foreign operations, net of tax	(348,863)	1,514,992	(684,960)
Notional amount	45,767,762	48,670,528	20,082,783
Gain (losses) in the amounts used to calculate hedge ineffectiveness	392,833	(1,536,891)	686,971
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	43,970	(21,899)	2,011
Fair value hedges [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Hedged item, assets	0	0	0
Hedged item, liabilities	43,441	133,470	237,472
Gains (losses) on hedges of net investments in foreign operations, net of tax	7,544	(54,096)	9,881
Notional amount	43,496	134,802	223,565
Gain (losses) in the amounts used to calculate hedge ineffectiveness	(7,609)	52,953	(15,064)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(65)	(1,143)	(5,183)
Fair value hedges [member] | Currency risk [member] | Issued bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Hedged item, assets	0	0	0
Hedged item, liabilities	43,441	133,470	237,472
Gains (losses) on hedges of net investments in foreign operations, net of tax	7,544	(54,096)	9,881
Notional amount	43,496	134,802	223,565
Gain (losses) in the amounts used to calculate hedge ineffectiveness	(7,609)	52,953	(15,064)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(65)	(1,143)	(5,183)
Fair value hedges [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Hedged item, assets	22,308,794	27,951,867	0
Hedged item, liabilities	22,745,717	20,150,635	19,896,226
Gains (losses) on hedges of net investments in foreign operations, net of tax	(356,407)	1,569,088	(694,841)
Notional amount	45,724,266	48,535,726	19,859,218
Gain (losses) in the amounts used to calculate hedge ineffectiveness	400,442	(1,589,844)	702,035
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	44,035	(20,756)	7,194
Fair value hedges [member] | Interest rate risk [member] | Structured notes [Member]
Disclosure of detailed information about financial instruments [line items]
Hedged item, assets	0	0	0
Hedged item, liabilities	20,428,519	17,671,952	16,593,439
Gains (losses) on hedges of net investments in foreign operations, net of tax	(819,917)	2,727,761	(816,142)
Notional amount	21,599,440	18,273,237	16,702,984
Gain (losses) in the amounts used to calculate hedge ineffectiveness	840,227	(2,817,265)	849,160
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	20,310	(89,504)	33,018
Fair value hedges [member] | Interest rate risk [member] | Issued bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Hedged item, assets	0	0	0
Hedged item, liabilities	2,317,198	2,478,683	3,302,787
Gains (losses) on hedges of net investments in foreign operations, net of tax	159,648	(725,223)	121,301
Notional amount	2,353,595	2,410,196	3,156,234
Gain (losses) in the amounts used to calculate hedge ineffectiveness	(189,556)	808,415	(147,125)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(29,908)	83,192	(25,824)
Fair value hedges [member] | Interest rate risk [member] | Brazilian sovereign bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Hedged item, assets	16,710,279	24,728,299
Hedged item, liabilities	0	0
Gains (losses) on hedges of net investments in foreign operations, net of tax	160,659	(384,453)
Notional amount	16,262,973	24,624,210
Gain (losses) in the amounts used to calculate hedge ineffectiveness	(166,510)	372,940
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(5,851)	(11,513)
Fair value hedges [member] | Interest rate risk [member] | Payroll loans [Member]
Disclosure of detailed information about financial instruments [line items]
Hedged item, assets	1,934,158	842,210
Hedged item, liabilities	0	0
Gains (losses) on hedges of net investments in foreign operations, net of tax	68,977	(31,328)
Notional amount	1,788,141	850,579
Gain (losses) in the amounts used to calculate hedge ineffectiveness	(48,484)	29,466
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	20,493	(1,862)
Fair value hedges [member] | Interest rate risk [member] | Loan operations [Member]
Disclosure of detailed information about financial instruments [line items]
Hedged item, assets	3,664,357	2,381,358
Hedged item, liabilities	0	0
Gains (losses) on hedges of net investments in foreign operations, net of tax	74,226	(17,669)
Notional amount	3,720,117	2,377,504
Gain (losses) in the amounts used to calculate hedge ineffectiveness	(35,235)	16,600
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	38,991	(1,069)
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedged item, assets	0	0	0
Hedged item, liabilities	185,923	234,310	414,315
Gains (losses) on hedges of net investments in foreign operations, net of tax	(62,240)	205,701	(59,517)
Notional amount	226,601	206,068	438,765
Gain (losses) in the amounts used to calculate hedge ineffectiveness	49,199	(198,386)	70,906
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(13,041)	7,315	11,389
Cash flow hedges | Market price risk [Member] | Long term incentive plan taxes [Member]
Disclosure of detailed information about financial instruments [line items]
Hedged item, assets	0	0	0
Hedged item, liabilities	185,923	234,310	414,315
Gains (losses) on hedges of net investments in foreign operations, net of tax	(62,240)	205,701	(59,517)
Notional amount	226,601	206,068	438,765
Gain (losses) in the amounts used to calculate hedge ineffectiveness	49,199	(198,386)	70,906
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	R$ (13,041)	R$ 7,315	R$ 11,389